Collateralized transactions - Securities transferred in repurchase agreements and securities lending transactions (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2017	Mar. 31, 2017
Collateralized transactions
U.S. government sponsored agency mortgage pass-through securities and collateralized mortgage obligations	¥ 4,593	¥ 4,548